Goodwill and Other Intangible Assets - Estimated Useful Lives Applied to Finite-Lived Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	3 years
Bottom of range [Member] | Technology [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	3 years
Bottom of range [Member] | Trade names [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	1 year
Bottom of range [Member] | Other [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	1 year
Top of range [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	15 years
Top of range [Member] | Technology [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	30 years
Top of range [Member] | Trade names [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	20 years
Top of range [Member] | Other [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	20 years